SCHEDULE OF FAIR VALUE OF NEW STOCK OPTIONS GRANTED USING THE ASSUMPTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Risk free interest rate	0.08%	1.61%
Expected volatility	153.90%	149.67%
Expected dividend yield	0.00%	(0.00%)
Expected term	5 years	5 years